Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2020	2021
Cash and cash equivalents	8,938,341	27,854,224
Restricted cash	1,234,178	2,638,840
Total cash, cash equivalents and restricted cash	10,172,519	30,493,064

Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production facilities	5 to 10 years
Equipment	3 to 5 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of estimated useful lives of intangible assets

Useful Lives
Software and Patents	5 to 10 years

Schedule of accrued warranty activity

	For the Year Ended December 31,
	2019	2020	2021
Accrued warranty at beginning of the year	—	6,996	233,366
Warranty cost incurred	(163)	(8,258)	(22,558)
Provision for warranty	7,159	234,628	631,537
Accrued warranty at end of the year	6,996	233,366	842,345
Including: Accrued warranty, current	1,477	55,138	154,276
Accrued warranty, non-current	5,519	178,228	688,069

Schedule of accounts notes loans and financing receivable

For the year ended
December 31, 2021
Balance as of December 31, 2020	—
Impact of adoption of ASC 326	1,955
Balance as of January 1, 2021	1,955
Provisions	6,415
Write-offs	(1,954)
Balance as of December 31, 2021	6,416